Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2021	Nov. 30, 2020
Carrying Value
Liabilities
Total	$ 33,970	$ 27,581
Carrying Value | Fixed Rate
Liabilities
Debt	19,555	15,547
Carrying Value | Floating Rate
Liabilities
Debt	14,415	12,034
Fair Value | Level 1
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Liabilities
Total	32,463	27,670
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	19,013	16,258
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	13,451	11,412
Fair Value | Level 3
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0